Shareholders’ Equity (Tables)	6 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2021	12,146	$56.00	$-
Forfeited	(3,750)	$44.80	-
Granted	8,000	$10.80	-
Vested	(11,750)	$48.40	-
Unvested as of June 30, 2022	4,646	$7.20	$-
Forfeited	(2,396)	$5.20	-
Granted	7,500	$4.80	-
Vested	(4,625)	$6.20	-
Unvested as of December 31, 2022 (Unaudited)	5,125	$5.43	$-

Schedule of warrant activity
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2021	641,157	$49.60	3.08
Granted	1,215,788	$52.00	4.02
Forfeited	-	$-	-
Exercised	(3,775)	$22.00	-
June 30, 2022	1,853,170	$35.20	2.99
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	-	$-	-
December 31, 2022 (Unaudited)	3,646,295	$19.43	3.56